The Adoption of New and Amended Standards and Interpretations (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Adoption of New and Amended Standards and Interpretations

Affected Items of Consolidated Balance Sheet	As of December 31, 2017	Effect of adoption of new standards	As of January 1, 2018	Remark
Financial assets at fair value through profit or loss, non-current	$—	$4,135,207	$4,135,207	(A)
Available-for-sale financial assets, non-current	4,135,207	(4,135,207)	—	(A)
Contract assets - current	—	1,766,801	1,766,801	(C)(a)(b)
Accounts receivable, net	16,861,111	(909,849)	15,951,262	(B), (C)(a)
Other receivables	492,081	(1,204)	490,877	(B)
Inventories	6,123,682	(717,551)	5,406,131	(C)(b)
Deferred income tax assets	614,733	1,805	616,538	(E)

Total affected assets	$28,226,814	$140,002	$28,366,816

Contract liabilities - current	$—	$12,128	$12,128	(C)(c)
Other current liabilities - other	485,482	(12,128)	473,354	(C)(c), (D)
Deferred income tax liabilities	479,583	27,196	506,779	(E)

Total affected liabilities	965,065	27,196	992,261

Unappropriated earnings	10,062,036	2,457,578	12,519,614	(A),(B),(C)(b),(E)
Accumulated other comprehensive income	1,712,456	(2,344,772)	(632,316)	(A)

Total affected equity	11,774,492	112,806	11,887,298

Total affected liabilities and equity	$12,739,557	$140,002	$12,879,559

Explanation:

(A)	When adopting IFRS 9, the Group expects to reclassify available-for-sale financial assets of $4,135,207 to financial assets at fair value through profit or loss, and increase retained earnings and decrease accumulated other comprehensive income in the amounts of $2,344,772 and $2,344,772, respectively.

(B)	In line with the regulations of IFRS 9 on provision for impairment, accounts receivable and other receivables will be reduced by $8,370 and $1,204, respectively, and retained earnings will be decreased by $9,574.

(C)	Presentation of contract assets and contract liabilities
When	adopting IFRS 15, the Group expects to change the presentation of certain accounts in the balance sheet as follows:

(a)	Under IFRS 15, the services which have been rendered but not yet billed will be recognized as contract assets, but were previously presented as part of accounts receivable in the balance sheet. As of January 1, 2018, the balance of contract asset is $901,479.

(b)	Under IFRS 15, the services which have been processed before completion will be recognized as contract assets over time. As of January 1, 2018, the contract assets and retained earnings will be increased by $865,322 and $147,771, respectively, and the related work-in-process inventories to satisfy the performance obligation over time will be decreased by $717,551.

(c)	Under IFRS 15, the Group’s obligation to transfer services to a customer for which the Group has received consideration from customer are recognized as contract liabilities, but were previously presented as advance sales receipts in the balance sheet. As of January 1, 2018, the balance of contract liabilities will be $12,128.

(D)	Under IFRS 15, current provisions (shown as other liabilities - current are reclassified as refund liabilities (shown as other liabilities - current), but were previously presented as current provisions (shown as other liabilities - current) in the balance sheet. As of January 1, 2018, the balance is $316,391.

(E)	Recognition of deferred income tax assets and liabilities.

When initially adopting IFRS 9 and IFRS 15, the Group will recognize deferred income tax assets and liabilities for the temporary differences resulted from the adjustments. Accordingly, deferred income tax assets and deferred income tax liabilities will be increased by $1,805 and $27,196 and retained earnings will be decreased by $25,391, respectively, on January 1, 2018.